Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets Other Than Goodwill [Abstract]
Schedule of Intangible Assets

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2016	$—	$—	$—
Additions/Amortization	—	—	—
Balance at December 31, 2017	$—	$—	$—
Additions/Amortization	36,900	(255)	36,645
Balance at December 31, 2018	$36,900	$(255)	$36,645
Amortization	—	(3,957)	(3,957)
Impairment	(36,900)	4,212	(32,688)
Balance at December 31, 2019	—	—	—

Amortization (Expense) / Income of Intangible Assets

	December 31, 2019	December 31, 2018	December 31, 2017
Favorable lease terms charter-out	(3,957)	(255)	—
Total	$(3,957)	$(255)	$—